COMMITMENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
COMMITMENTS

NOTE 10 – COMMITMENTS

Cust2Mate leases office space with the lease expiring on March 31, 2029. Lease payments are approximately $71 per month ($852 annually). Cust2mate also leases two warehouses, with the leases expiring on December 31, 2027 and March 31, 2029. Lease payments are approximately $41 per month ($492 annually). Isramat leases its factory space with the lease expiring on March 31, 2027. Lease payments are approximately $21 per month ($252 annually).